Material accounting policies information - Summary Of Measurement Period Adjustments (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024		Feb. 29, 2024
Disclosure Of Measurement Period Adjustments [Line Items]
Goodwill	£ 473,296	£ 507,652	[1]
Intangible assets	100,890	130,792	[1]
Property, plant and equipment	14,177	20,780	[1]
Trade and other payables	96,827	118,935	[1]
Corporation tax payable	7,757	5,604	[1]
Deferred tax liabilities	15,183	26,069	[1]
GalaxE
Disclosure Of Measurement Period Adjustments [Line Items]
Goodwill	£ 244,174			£ 252,246
Previously stated
Disclosure Of Measurement Period Adjustments [Line Items]
Goodwill		515,724
Intangible assets		127,797
Property, plant and equipment		20,638
Trade and other payables		116,569
Corporation tax payable		8,556
Deferred tax liabilities		30,814
Measurement period | GalaxE
Disclosure Of Measurement Period Adjustments [Line Items]
Goodwill		(8,072)
Intangible assets		2,995
Property, plant and equipment		142
Trade and other payables		2,366
Corporation tax payable		(2,952)
Deferred tax liabilities		268
Deferred tax assets | GalaxE
Disclosure Of Measurement Period Adjustments [Line Items]
Goodwill		0
Intangible assets		0
Property, plant and equipment		0
Trade and other payables		0
Corporation tax payable		0
Deferred tax liabilities		£ (5,013)

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).